Commitments, contingencies and operating risks (Details) - RUB (₽) ₽ in Billions	Dec. 31, 2023	Dec. 31, 2022
Commitments, contingencies and operating risks
Maximum effect of additional losses on consolidated financial statements	₽ 0.9	₽ 2.2